Profit Appropriation and Restricted Net Assets - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Profit Appropriation and Restricted Net Assets [Line Items]
Allocation of after-tax profits to statutory surplus fund, percentage	10.00%
Limit of statutory surplus fund as a percentage of registered capital, after which allocations to statutory surplus fund are no longer required	50.00%
Variable Interest Entities
Profit Appropriation and Restricted Net Assets [Line Items]
General reserve fund of after-tax profits percentage	10.00%
Statutory reserves	¥ 31,494	$ 4,827	¥ 23,073
Amounts of restricted paid-in capital and reserve funds of PRC subsidiaries and net assets of VIEs	¥ 19,339,513	$ 2,963,910